Shareholders' Equity (Schedule of Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of options
Options unexercised, as of	552,386	261,320	58,792
Granted	557,000	338,038	217,850
Exercised			(12,916)
Expired	(4,563)	(6,240)	(1,376)
Forfeited	(83,752)	(40,732)	(1,030)
Options unexercised, as of	1,021,071	552,386	261,320
Weighted average exercise price
Granted	$ 3.86	$ 3.77	$ 5.85
Exercised			$ 2.82
Expired	$ 9.71	$ 10.20	$ 13.99
Forfeited	$ 3.81	$ 4.01	$ 9.48
Weighted Average Grant Date Fair Value
Granted	$ 3.86	$ 3.69	$ 3.18
Exercised			$ 4.33
Expired	$ 12.82	$ 11.46	$ 3.3
Forfeited	$ 3.81	$ 15.77	$ 3.26